UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

2.28.2011

John Hancock Bond Fund
As of February 28, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 51.90%				$533,437,235
(Cost $502,656,757)

Consumer Discretionary 6.33%				65,017,920

Auto Components 0.49%
Allison Transmission, Inc.(S)	11.000	11/01/15	$2,375,000	2,582,796
Exide Technologies(S)	8.625	02/01/18	1,115,000	1,188,869
Tenneco, Inc.(S)	6.875	12/15/20	1,170,000	1,213,875

Auto Manufacturers 0.22%
Volvo Treasury AB(S)	5.950	04/01/15	2,080,000	2,272,604

Automobiles 0.29%
Hyundai Capital Services, Inc.(S)	6.000	05/05/15	1,615,000	1,735,122
Hyundai Capital Services, Inc.(S)	4.375	07/27/16	1,235,000	1,240,381

Food Products 0.10%
Simmons Foods, Inc.(S)	10.500	11/01/17	990,000	1,066,725

Hotels, Restaurants & Leisure 1.67%
Greektown Superholdings, Inc.	13.000	07/01/15	1,965,000	2,230,275
HRP Myrtle Beach Operations LLC(H)(S)	-	04/01/12	1,075,000	0
Jacobs Entertainment, Inc.	9.750	06/15/14	2,435,000	2,471,525
Little Traverse Bay Bands of Odawa Indians(S)	9.000	08/31/20	725,000	652,500
MGM Resorts International	9.000	03/15/20	490,000	535,325
Mohegan Tribal Gaming Authority	7.125	08/15/14	1,425,000	1,043,813
MTR Gaming Group, Inc.	12.625	07/15/14	750,000	798,750
MTR Gaming Group, Inc., Series B	9.000	06/01/12	1,495,000	1,386,613
Palace Entertainment Holdings LLC/Palace Entertainment
Holdings Corp.(S)	8.875	04/15/17	950,000	969,000
Pokagon Gaming Authority(S)	10.375	06/15/14	1,815,000	1,892,138
Seminole Indian Tribe of Florida(S)	7.750	10/01/17	500,000	530,625
Seminole Indian Tribe of Florida(S)	6.535	10/01/20	2,260,000	2,226,145
Turning Stone Resort Casino Enterprises(S)	9.125	09/15/14	1,930,000	1,983,075
Waterford Gaming LLC(S)	8.625	09/15/14	953,000	445,528

Household Durables 0.04%
American Standard Americas(S)	10.750	01/15/16	335,000	355,938

Household Products 0.05%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC(S)	6.875	02/15/21	515,000	516,288

Internet & Catalog Retail 0.21%
Expedia, Inc.	5.950	08/15/20	2,125,000	2,148,906

Media 2.40%
AMC Entertainment, Inc.	8.750	06/01/19	525,000	563,719
AMC Entertainment, Inc.	8.000	03/01/14	2,205,000	2,238,075
Cablevision Systems Corp.	8.625	09/15/17	610,000	683,200
CBS Corp.	7.875	07/30/30	1,485,000	1,731,825
CBS Corp.	5.900	10/15/40	945,000	895,681
CCH II LLC/CCH II Capital Corp.	13.500	11/30/16	1,150,089	1,393,045
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125	04/30/20	590,000	636,463
Cinemark USA, Inc.	8.625	06/15/19	725,000	790,250
Clear Channel Worldwide Holdings, Inc.	9.250	12/15/17	1,675,000	1,859,250
CSC Holdings, Inc.	7.875	02/15/18	1,675,000	1,867,625
DIRECTV Holdings LLC	6.350	03/15/40	980,000	999,520
Grupo Televisa SA	6.625	01/15/40	1,295,000	1,377,488
News America, Inc.(S)	6.150	02/15/41	1,100,000	1,118,104

1

John Hancock Bond Fund
As of February 28, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Consumer Discretionary (continued)

Regal Cinemas Corp.	8.625	07/15/19	$465,000	$498,713
Regal Entertainment Group	9.125	08/15/18	455,000	486,850
Time Warner Cable, Inc.	6.750	07/01/18	1,925,000	2,209,748
United Business Media, Ltd.(S)	5.750	11/03/20	1,145,000	1,090,262
Videotron Ltee(CAD)(D)(S)	7.125	01/15/20	1,720,000	1,868,286
XM Satellite Radio, Inc.(S)	13.000	08/01/13	2,000,000	2,385,000

Multiline Retail 0.07%
Sears Holdings Corp.(S)	6.625	10/15/18	785,000	765,375

Personal Products 0.14%
Revlon Consumer Products Corp.	9.750	11/15/15	1,335,000	1,448,475

Specialty Retail 0.22%
Empire Today LLC/Empire Today Finance Corp.(S)	11.375	02/01/17	660,000	689,700
Hillman Group, Inc.	10.875	06/01/18	820,000	902,000
Toys R Us Property Company LLC	8.500	12/01/17	570,000	619,875

Textiles, Apparel & Luxury Goods 0.43%
Burlington Coat Factory Warehouse Corp.(S)	10.000	02/15/19	2,345,000	2,368,450
Levi Strauss & Company	7.625	05/15/20	1,975,000	2,044,125

Consumer Staples 2.36%				24,313,892

Beverages 0.12%
Anheuser-Busch InBev Worldwide, Inc.(BRL)(D)	9.750	11/17/15	2,000,000	1,229,114

Commercial Services & Supplies 0.23%
ARAMARK Corp.	8.500	02/01/15	2,305,000	2,408,725

Food & Staples Retailing 0.35%
CVS Caremark Corp. (6.302% to 06/01/2012, then 3 month
LIBOR + 2.065%)	6.302	06/01/37	3,635,000	3,580,475

Food Products 0.83%
B&G Foods, Inc.	7.625	01/15/18	950,000	1,014,125
Blue Merger Sub, Inc.(S)	7.625	02/15/19	945,000	954,450
Bunge Ltd. Finance Corp.	8.500	06/15/19	1,405,000	1,668,062
Bunge Ltd. Finance Corp.	5.350	04/15/14	1,900,000	1,990,068
Corp. Pesquera Inca SAC(S)	9.000	02/10/17	1,355,000	1,432,913
JBS Finance II, Ltd.(S)	8.250	01/29/18	1,450,000	1,464,500

Household Products 0.19%
Yankee Candle Company, Inc.	8.500	02/15/15	1,875,000	1,961,719

Tobacco 0.64%
Alliance One International, Inc.	10.000	07/15/16	2,335,000	2,410,888
Lorillard Tobacco Company	6.875	05/01/20	2,225,000	2,304,942
Philip Morris International, Inc.	5.650	05/16/18	1,685,000	1,893,911

Energy 4.10%				42,114,895

Energy Equipment & Services 0.23%
Precision Drilling Corp.(S)	6.625	11/15/20	1,205,000	1,244,163
Trinidad Drilling, Ltd.(S)	7.875	01/15/19	1,045,000	1,093,331

Gas Utilities 0.21%
DCP Midstream LLC(S)	9.750	03/15/19	1,705,000	2,206,747

Oil, Gas & Consumable Fuels 3.66%
Anadarko Petroleum Corp.	6.375	09/15/17	1,855,000	2,067,572
Arch Coal, Inc.	8.750	08/01/16	510,000	569,288

2

John Hancock Bond Fund
As of February 28, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Energy (continued)

Bumi Investment Pte, Ltd.(S)	10.750	10/06/17	$780,000	$858,975
Chesapeake Energy Corp.	6.125	02/15/21	975,000	994,500
Drummond Company, Inc.	7.375	02/15/16	1,805,000	1,868,175
El Paso Pipeline Partners Operating Company LLC	6.500	04/01/20	1,045,000	1,152,756
Energy Transfer Partners LP	9.700	03/15/19	1,380,000	1,811,541
Enterprise Products Operating LLC (7.034% to 01/15/2018,
then higher of 7.034% or 3 month LIBOR + 2.680%)	7.034	01/15/68	1,860,000	1,939,050
Enterprise Products Operating LLC (7.000% to 06/01/2017,
then 3 month LIBOR + 2.778%)	7.000	06/01/67	2,585,000	2,575,306
Gibson Energy ULC/GEP Midstream Finance Corp.	10.000	01/15/18	1,040,000	1,086,800
Kerr-McGee Corp.	6.950	07/01/24	1,345,000	1,507,051
Kinder Morgan Energy Partners LP	7.750	03/15/32	840,000	977,600
Linn Energy LLC/Linn Energy Finance Corp.(S)	8.625	04/15/20	790,000	880,850
Marathon Petroleum Corp.(S)	6.500	03/01/41	1,115,000	1,129,598
MarkWest Energy Partners LP/MarkWest Energy Finance
Corp.	6.500	08/15/21	1,405,000	1,403,244
McMoRan Exploration Company	11.875	11/15/14	1,230,000	1,349,925
Motiva Enterprises LLC(S)	6.850	01/15/40	1,060,000	1,228,194
Niska Gas Storage US LLC/Niska Gas Storage Canada
ULC(S)	8.875	03/15/18	1,600,000	1,744,000
NuStar Logistics LP	7.650	04/15/18	2,025,000	2,361,549
NuStar Logistics LP	4.800	09/01/20	865,000	844,388
Regency Energy Partners LP/Regency Energy Finance Corp.	9.375	06/01/16	1,225,000	1,370,469
Spectra Energy Capital LLC	6.200	04/15/18	1,440,000	1,603,367
Thermon Industries, Inc.	9.500	05/01/17	390,000	422,175
TransCanada Pipelines, Ltd. (6.350% to 05/15/2017, then 3
month LIBOR + 2.210%)	6.350	05/15/67	1,945,000	1,976,884
Williams Partners LP	7.250	02/01/17	3,295,000	3,847,397

Financials 21.24%				218,306,551

Capital Markets 2.39%
Credit Suisse AG/Guernsey (3 month LIBOR + 0.690% to
05/29/17, then 3 month LIBOR + 1.690%)	1.003	- (Q)	2,290,000	1,742,530
Credit Suisse New York	5.300	08/13/19	1,680,000	1,769,670
Credit Suisse New York	4.375	08/05/20	2,265,000	2,205,967
Jefferies Group, Inc.	8.500	07/15/19	665,000	786,496
Jefferies Group, Inc.	6.875	04/15/21	1,240,000	1,329,186
Macquarie Group, Ltd.(S)	7.300	08/01/14	1,085,000	1,210,373
Macquarie Group, Ltd.(S)	6.000	01/14/20	1,345,000	1,357,946
Morgan Stanley(BRL)(D)(S)	10.090	05/03/17	8,215,000	4,715,305
Morgan Stanley	7.300	05/13/19	2,070,000	2,357,393
The Goldman Sachs Group, Inc.	6.750	10/01/37	3,915,000	4,012,703
The Goldman Sachs Group, Inc.	6.150	04/01/18	2,845,000	3,116,635

Commercial Banks 3.60%
Australia & New Zealand Banking Group, Ltd.(S)	4.875	01/12/21	2,065,000	2,099,983
Barclays Bank PLC	5.140	10/14/20	1,160,000	1,100,993
BNP Paribas	5.000	01/15/21	1,680,000	1,693,868
BPCE SA (12.500% to 09/30/2019, then 3 month LIBOR +
12.980%)(S)	12.500	- (Q)	1,239,000	1,394,556
Chuo Mitsui Trust & Banking Company, Ltd. (5.506% to
04/15/2015, then 3 month LIBOR + 2.490%)(S)	5.506	- (Q)	2,530,000	2,580,600
Commonwealth Bank of Australia(S)	5.000	03/19/20	2,065,000	2,147,517
First Tennessee Bank NA	5.050	01/15/15	1,620,000	1,657,279
Huntington Bancshares, Inc.	7.000	12/15/20	360,000	394,074

3

John Hancock Bond Fund
As of February 28, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

ICICI Bank, Ltd.(S)	5.750	11/16/20	$1,910,000	$1,840,020
Lloyds TSB Bank PLC	6.375	01/21/21	1,765,000	1,825,898
Lloyds TSB Group PLC (6.413% to 10/01/2035, then 3 month
LIBOR + 1.496%)(I)(S)	6.413	- (Q)	2,410,000	1,837,625
National City Bank(P)	0.673	06/07/17	2,300,000	2,078,236
Regions Financial Corp.	7.750	11/10/14	1,825,000	1,948,188
Regions Financial Corp.(P)	0.472	06/26/12	1,060,000	1,009,045
Santander Issuances SA (6.500% to 11/15/2014, then 3
month LIBOR + 3.920%)(S)	6.500	08/11/19	1,400,000	1,427,300
Silicon Valley Bank	6.050	06/01/17	2,335,000	2,456,011
State Bank of India/London(S)	4.500	07/27/15	1,335,000	1,353,406
The Royal Bank of Scotland Group PLC	4.875	03/16/15	1,275,000	1,321,810
Wachovia Bank NA	6.600	01/15/38	1,415,000	1,597,923
Wachovia Bank NA	5.850	02/01/37	1,665,000	1,712,559
Wells Fargo & Company	3.676	06/15/16	1,505,000	1,537,701
Wells Fargo Bank NA	5.750	05/16/16	1,805,000	1,995,270

Consumer Finance 1.19%
American Express Company	7.000	03/19/18	2,355,000	2,765,323
Capital One Financial Corp.	6.150	09/01/16	2,655,000	2,866,444
Discover Bank	7.000	04/15/20	1,090,000	1,202,093
Discover Financial Services	10.250	07/15/19	2,400,000	3,107,410
Nelnet, Inc. (7.400% to 09/29/2011, then 3 month LIBOR +
3.375%)	7.400	09/29/36	2,595,000	2,299,302

Diversified Financial Services 6.62%
Astoria Depositor Corp., Series B(S)	8.144	05/01/21	3,590,000	3,518,200
Bank of America Corp.	6.500	08/01/16	1,245,000	1,397,301
Bank of America NA	6.000	10/15/36	1,555,000	1,517,156
Bank of America NA	5.300	03/15/17	595,000	620,074
Beaver Valley Funding	9.000	06/01/17	2,737,000	3,060,185
Bosphorus Financial Services, Ltd.(P)(S)	2.113	02/15/12	665,000	656,762
Citigroup, Inc.	6.375	08/12/14	3,120,000	3,481,199
Citigroup, Inc.	6.125	11/21/17	2,925,000	3,226,790
Citigroup, Inc.	5.850	12/11/34	1,590,000	1,560,684
Crown Castle Towers LLC(S)	6.113	01/15/20	1,615,000	1,753,460
Crown Castle Towers LLC(S)	4.883	08/15/20	3,075,000	3,083,140
ERAC USA Finance LLC(S)	6.375	10/15/17	1,665,000	1,869,813
General Electric Capital Corp.	6.000	08/07/19	1,440,000	1,591,171
General Electric Capital Corp.	5.625	05/01/18	2,190,000	2,381,581
General Electric Capital Corp.	5.300	02/11/21	880,000	903,350
General Electric Capital Corp.(P)	0.793	08/15/36	2,245,000	1,731,878
GTP Towers Issuer LLC(S)	8.112	02/15/15	1,820,000	1,888,962
GTP Towers Issuer LLC(S)	4.436	02/15/15	1,955,000	2,008,339
Harley-Davidson Funding Corp.(S)	6.800	06/15/18	1,110,000	1,210,947
Harley-Davidson Funding Corp.(S)	5.750	12/15/14	1,085,000	1,154,349
International Lease Finance Corp.(S)	7.125	09/01/18	1,260,000	1,374,975
JPMorgan Chase & Company	6.000	01/15/18	3,260,000	3,625,994
JPMorgan Chase & Company	3.700	01/20/15	1,170,000	1,210,907
JPMorgan Chase & Company, Series 1 (7.900% to
04/30/2018, then 3 month LIBOR + 3.470%)	7.900	- (Q)	2,240,000	2,438,262
Merrill Lynch & Company, Inc.	7.750	05/14/38	1,795,000	2,033,597
Merrill Lynch & Company, Inc.	6.875	04/25/18	2,825,000	3,177,862
Nationstar Mortgage/Nationstar Capital Corp.(S)	10.875	04/01/15	1,805,000	1,859,150
Pinafore LLC/Pinafore, Inc.(S)	9.000	10/01/18	565,000	628,563

4

John Hancock Bond Fund
As of February 28, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

Rabobank Nederland NV (11.000% to 06/30/2019, then 3
month LIBOR + 10.868%)(S)	11.000	- (Q)	$3,204,000	$4,165,200
Textron Financial Corp. (6.000% to 02/15/2017, then 3 month
LIBOR + 1.735%)(S)	6.000	02/15/67	2,115,000	1,781,888
The Bear Stearns Companies LLC	7.250	02/01/18	1,950,000	2,297,441
USB Realty Corp. (6.091% to 01/15/2012, then 3 month
LIBOR + 1.147%)(S)	6.091	- (Q)	2,900,000	2,330,875
Woodside Finance, Ltd.(S)	4.500	11/10/14	2,330,000	2,462,363

Insurance 3.90%
Aflac, Inc.	8.500	05/15/19	1,560,000	1,929,469
Aflac, Inc.	6.900	12/17/39	930,000	1,024,546
AON Corp.	8.205	01/01/27	575,000	642,936
AXA SA (6.379% to 12/13/2036, then 3 month LIBOR +
2.256%)(S)	6.379	- (Q)	1,170,000	1,060,313
Chubb Corp. (6.375% until 04/15/2017, then 3 month LIBOR
+ 2.250%)	6.375	03/29/67	1,270,000	1,343,025
CNA Financial Corp.	7.250	11/15/23	2,140,000	2,376,324
CNA Financial Corp.	6.500	08/15/16	1,085,000	1,195,112
CNO Financial Group, Inc.(S)	9.000	01/15/18	1,500,000	1,597,500
Hartford Financial Services Group, Inc.	6.625	03/30/40	770,000	798,925
Hartford Financial Services Group, Inc.	6.300	03/15/18	1,730,000	1,865,308
Liberty Mutual Group, Inc.(S)	7.800	03/15/37	2,635,000	2,635,000
Liberty Mutual Group, Inc.(S)	7.500	08/15/36	3,070,000	3,154,778
Lincoln National Corp.	8.750	07/01/19	1,295,000	1,630,399
Lincoln National Corp.	7.000	06/15/40	635,000	726,851
Lincoln National Corp. (6.050% to 04/20/17, then 3 month
LIBOR + 2.040%)	6.050	04/20/67	1,955,000	1,869,567
Massachusetts Mutual Life Insurance Company(S)	8.875	06/01/39	895,000	1,204,654
MetLife, Inc.	10.750	08/01/39	610,000	843,325
New York Life Insurance Company(S)	6.750	11/15/39	1,410,000	1,641,050
Prudential Financial, Inc.	6.200	11/15/40	1,445,000	1,528,395
Teachers Insurance & Annuity Association of America(S)	6.850	12/16/39	2,445,000	2,813,351
Unum Group	7.125	09/30/16	1,585,000	1,796,157
UnumProvident Finance Company PLC(S)	6.850	11/15/15	2,435,000	2,720,302
W.R. Berkley Corp.	5.600	05/15/15	1,460,000	1,543,062
Willis North America, Inc.	7.000	09/29/19	1,915,000	2,099,639

Real Estate Investment Trusts 3.36%
BioMed Realty LP	6.125	04/15/20	520,000	552,010
Brandywine Operating Partnership LP	7.500	05/15/15	1,505,000	1,703,768
CommonWealth REIT	6.650	01/15/18	1,800,000	1,919,225
Developers Diversified Realty Corp.	7.500	04/01/17	1,840,000	2,104,130
Dexus Property Group(S)	7.125	10/15/14	1,945,000	2,187,112
Duke Realty LP	8.250	08/15/19	1,120,000	1,349,464
Duke Realty LP	6.750	03/15/20	2,095,000	2,340,172
HCP, Inc.	5.375	02/01/21	2,800,000	2,859,763
Health Care REIT, Inc.	6.200	06/01/16	1,835,000	2,026,411
Health Care REIT, Inc.	4.950	01/15/21	1,610,000	1,572,336
Healthcare Realty Trust, Inc.	6.500	01/17/17	2,170,000	2,415,292
Host Hotels & Resorts, Inc.	6.000	11/01/20	1,100,000	1,101,375
Mack-Cali Realty LP	7.750	08/15/19	1,410,000	1,693,927
Post Apartment Homes LP	4.750	10/15/17	735,000	704,700
ProLogis	6.625	05/15/18	2,635,000	2,914,062
Reckson Operating Partnership LP	7.750	03/15/20	735,000	828,154
Simon Property Group LP	10.350	04/01/19	1,495,000	2,052,342

5

John Hancock Bond Fund
As of February 28, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

Vornado Realty LP	4.250	04/01/15	$2,815,000	$2,890,110
WEA Finance LLC/WT Finance Australia Pty, Ltd.(S)	6.750	09/02/19	1,180,000	1,348,928

Real Estate Management & Development 0.18%
Country Garden Holdings Company(S)	11.125	02/23/18	990,000	988,020
Realogy Corp.(S)	7.875	02/15/19	855,000	858,206

Health Care 1.03%				10,641,873

Health Care Equipment & Supplies 0.21%
Alere, Inc.	8.625	10/01/18	750,000	795,000
Alere, Inc.	7.875	02/01/16	1,350,000	1,402,313

Health Care Providers & Services 0.40%
BioScrip, Inc.	10.250	10/01/15	1,160,000	1,223,800
Gentiva Health Services, Inc.	11.500	09/01/18	280,000	315,350
Medco Health Solutions, Inc.	7.125	03/15/18	2,225,000	2,611,445

Life Sciences Tools & Services 0.09%
Bio-Rad Laboratories, Inc.	4.875	12/15/20	885,000	871,725

Pharmaceuticals 0.33%
Catalent Pharma Solutions, Inc., PIK	9.500	04/15/15	1,657,387	1,702,965
Valeant Pharmaceuticals International, Inc.(S)	6.875	12/01/18	1,270,000	1,320,800
Valeant Pharmaceuticals International, Inc.(S)	6.750	10/01/17	385,000	398,475

Industrials 5.97%				61,362,740

Aerospace & Defense 0.80%
BE Aerospace, Inc.	8.500	07/01/18	1,200,000	1,326,000
Bombardier, Inc.(S)	7.750	03/15/20	1,015,000	1,101,275
Colt Defense LLC/Colt Finance Corp.(S)	8.750	11/15/17	950,000	755,250
Embraer Overseas, Ltd.	6.375	01/15/20	1,485,000	1,566,675
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	940,000	1,059,850
TransDigm, Inc.(S)	7.750	12/15/18	2,220,000	2,392,050

Airlines 2.09%
America West Airlines	8.057	07/02/20	827,278	872,779
Continental Airlines, Inc.	8.307	04/02/18	512,107	527,470
Continental Airlines, Inc.	6.648	09/15/17	668,989	709,128
Continental Airlines, Inc.	6.545	02/02/19	554,311	584,798
Continental Airlines, Inc.	5.983	04/19/22	2,064,290	2,152,022
Delta Air Lines, Inc.(S)	9.500	09/15/14	1,289,000	1,405,010
Delta Air Lines, Inc.	6.821	08/10/22	2,550,916	2,691,216
Delta Air Lines, Inc.	6.718	01/02/23	2,594,961	2,659,835
Delta Air Lines, Inc.	6.200	07/02/18	899,346	951,058
Northwest Airlines, Inc.	7.027	11/01/19	1,579,357	1,642,532
Northwest Airlines, Inc.	6.264	11/20/21	2,231,159	2,314,827
United Air Lines, Inc.	10.400	11/01/16	750,724	870,840
United Air Lines, Inc.(S)	9.875	08/01/13	360,000	391,500
United Air Lines, Inc.	9.750	01/15/17	1,771,875	2,042,086
US Airways Group, Inc.	6.250	04/22/23	1,645,000	1,649,113

Building Materials 0.37%
Voto-Votorantim Overseas Trading Operations NV(S)	6.625	09/25/19	1,800,000	1,876,500
Voto-Votorantim, Ltd.(S)	6.750	04/05/21	1,840,000	1,932,000

Building Products 0.13%
Masco Corp.	7.125	03/15/20	1,255,000	1,306,179

6

John Hancock Bond Fund
As of February 28, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Industrials (continued)

Commercial Services & Supplies 0.51%
ACCO Brands Corp.	10.625	03/15/15	$385,000	$435,050
Covanta Holding Corp.	7.250	12/01/20	1,815,000	1,905,774
Garda World Security Corp.(S)	9.750	03/15/17	410,000	440,750
Interactive Data Corp.(S)	10.250	08/01/18	485,000	543,200
Steelcase, Inc.	6.375	02/15/21	1,905,000	1,944,228

Construction & Engineering 0.13%
Tutor Perini Corp.(S)	7.625	11/01/18	1,345,000	1,393,756

Electrical Equipment 0.08%
Coleman Cable, Inc.	9.000	02/15/18	810,000	844,425

Industrial Conglomerates 0.50%
General Electric Company	5.250	12/06/17	1,415,000	1,550,067
Odebrecht Finance, Ltd.(S)	7.500	- (Q)	355,000	359,438
Odebrecht Finance, Ltd.(S)	7.000	04/21/20	1,120,000	1,209,600
Textron, Inc.	5.600	12/01/17	1,945,000	2,034,869

Machinery 0.26%
Altra Holdings, Inc.	8.125	12/01/16	830,000	886,025
Terex Corp.	10.875	06/01/16	1,050,000	1,228,500
Trimas Corp.	9.750	12/15/17	465,000	516,150

Marine 0.09%
Navios Maritime Holdings, Inc./Navios Maritime Finance II
U.S., Inc.(S)	8.125	02/15/19	910,000	910,000

Road & Rail 0.41%
Kansas City Southern de Mexico SA de CV	8.000	02/01/18	1,315,000	1,436,638
RailAmerica, Inc.	9.250	07/01/17	865,000	957,988
Western Express, Inc.(S)	12.500	04/15/15	1,930,000	1,872,100

Trading Companies & Distributors 0.41%
Aircastle, Ltd.	9.750	08/01/18	815,000	908,725
GATX Corp.	8.750	05/15/14	2,220,000	2,553,195
United Rentals North America, Inc.	10.875	06/15/16	610,000	709,125

Transportation Infrastructure 0.19%
Asciano Finance, Ltd.(S)	4.625	09/23/20	2,075,000	1,943,144

Information Technology 0.65%				6,689,765

IT Services 0.44%
Brightstar Corp.(S)	9.500	12/01/16	1,890,000	2,022,300
Equinix, Inc.	8.125	03/01/18	765,000	830,025
Fiserv, Inc.	6.800	11/20/17	1,505,000	1,681,877

Software 0.21%
Vangent, Inc.	9.625	02/15/15	2,275,000	2,155,563

Materials 4.49%				46,117,970

Chemicals 0.75%
American Pacific Corp.	9.000	02/01/15	1,000,000	982,500
Braskem Finance, Ltd.(S)	7.000	05/07/20	1,655,000	1,708,788
Incitec Pivot Finance LLC(S)	6.000	12/10/19	1,370,000	1,429,799
Nalco Company(S)	6.625	01/15/19	735,000	759,806
Solutia, Inc.	7.875	03/15/20	1,135,000	1,248,500
Sterling Chemicals, Inc.	10.250	04/01/15	1,490,000	1,542,150

7

John Hancock Bond Fund
As of February 28, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Materials (continued)

Construction Materials 0.04%
Severstal Columbus LLC(S)	10.250	02/15/18	$370,000	$403,300

Containers & Packaging 0.66%
Ball Corp.	6.750	09/15/20	1,380,000	1,445,550
Graphic Packaging International, Inc.	9.500	06/15/17	835,000	926,850
Graphic Packaging International, Inc.	7.875	10/01/18	410,000	440,750
Polymer Group, Inc.(S)	7.750	02/01/19	380,000	395,675
Solo Cup Company	10.500	11/01/13	570,000	581,400
Temple-Inland, Inc.	6.875	01/15/18	2,195,000	2,379,288
U.S. Corrugated, Inc.	10.000	06/12/13	605,000	592,900

Metals & Mining 2.05%
Allegheny Technologies, Inc.	9.375	06/01/19	1,205,000	1,503,730
Allegheny Technologies, Inc.	5.950	01/15/21	570,000	602,615
ArcelorMittal	9.850	06/01/19	1,470,000	1,889,298
ArcelorMittal	6.750	03/01/41	1,110,000	1,100,854
Commercial Metals Company	7.350	08/15/18	1,395,000	1,442,585
FMG Resources August 2006 Pty, Ltd.(S)	7.000	11/01/15	250,000	259,375
Gerdau Trade, Inc.(S)	5.750	01/30/21	1,345,000	1,345,000
Metinvest BV(S)	8.750	02/14/18	1,755,000	1,790,100
Rain CII Carbon LLC(S)	8.000	12/01/18	2,225,000	2,375,188
Rio Tinto Alcan, Inc.	6.125	12/15/33	1,725,000	1,813,163
Teck Resources, Ltd.	10.750	05/15/19	4,315,000	5,559,015
Vale Overseas, Ltd.	6.875	11/10/39	1,325,000	1,429,071

Paper & Forest Products 0.99%
Boise Paper Holdings LLC/Boise Co-Issuer Company	8.000	04/01/20	435,000	479,588
Georgia-Pacific LLC(S)	7.125	01/15/17	1,900,000	2,018,750
Georgia-Pacific LLC(S)	5.400	11/01/20	2,395,000	2,380,587
International Paper Company	9.375	05/15/19	1,650,000	2,151,308
Mercer International, Inc.(S)	9.500	12/01/17	425,000	459,000
PE Paper Escrow GmbH(S)	12.000	08/01/14	385,000	444,675
Verso Paper Holdings LLC/Verso Paper, Inc.(S)	8.750	02/01/19	410,000	428,450
Westvaco Corp.	7.950	02/15/31	1,725,000	1,808,362

Telecommunication Services 2.16%				22,209,107

Communications Equipment 0.05%
Telcordia Technologies, Inc.(S)	11.000	05/01/18	490,000	548,800

Diversified Telecommunication Services 1.02%
Affinion Group Holdings, Inc.(S)	11.625	11/15/15	1,005,000	1,042,688
Axtel SAB de CV(S)	9.000	09/22/19	705,000	678,563
Frontier Communications Corp.	8.500	04/15/20	2,390,000	2,652,900
Intelsat Jackson Holdings SA	11.500	06/15/16	1,585,000	1,691,988
Telecom Italia Capital SA	6.175	06/18/14	1,530,000	1,628,463
West Corp.	11.000	10/15/16	2,515,000	2,738,206

Wireless Telecommunication Services 1.09%
America Movil SAB de CV	5.000	03/30/20	1,780,000	1,835,208
Bakrie Telecom Pte, Ltd.(S)	11.500	05/07/15	1,620,000	1,757,700
Digicel Group, Ltd.(S)	8.875	01/15/15	2,115,000	2,199,600
NII Capital Corp.	10.000	08/15/16	940,000	1,064,550
NII Capital Corp.	8.875	12/15/19	1,655,000	1,828,775
SBA Telecommunications, Inc.	8.000	08/15/16	595,000	648,550
SBA Tower Trust(S)	5.101	04/15/17	1,790,000	1,893,116

8

John Hancock Bond Fund
As of February 28, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Utilities 3.57%				$36,662,522

Electric Utilities 1.96%
BVPS II Funding Corp.	8.890	06/01/17	$1,806,000	2,016,704
Commonwealth Edison Company	5.800	03/15/18	1,955,000	2,179,248
FirstEnergy Solutions Corp.	4.800	02/15/15	1,495,000	1,572,688
Israel Electric Corp., Ltd.(S)	7.250	01/15/19	2,395,000	2,543,634
ITC Holdings Corp.(S)	5.500	01/15/20	1,670,000	1,751,296
KCP&L Greater Missouri Operations Company	11.875	07/01/12	1,865,000	2,090,796
NV Energy, Inc.	6.250	11/15/20	955,000	974,935
PNPP II Funding Corp.	9.120	05/30/16	815,000	871,308
PPL Capital Funding, Inc. (6.700% to 03/30/2017, then 3
month LIBOR + 2.665%)	6.700	03/30/67	1,785,000	1,753,763
Teco Finance, Inc.	6.572	11/01/17	1,304,000	1,479,337
Texas Competitive Electric Holdings Company LLC, Series A	10.250	11/01/15	2,335,000	1,313,438
Waterford 3 Funding Corp.	8.090	01/02/17	1,548,591	1,560,948

Independent Power Producers & Energy Traders 0.58%
Allegheny Energy Supply Company LLC(S)	5.750	10/15/19	1,826,000	1,879,840
Exelon Generation Company LLC	6.250	10/01/39	1,055,000	1,054,793
NRG Energy, Inc.(S)	8.250	09/01/20	1,450,000	1,526,125
NRG Energy, Inc.(S)	7.625	01/15/18	1,490,000	1,551,463

Multi-Utilities 0.64%
CMS Energy Corp.	6.250	02/01/20	2,700,000	2,837,492
Integrys Energy Group, Inc. (6.110% to 12/01/2016, then 3
month LIBOR + 2.120%)	6.110	12/01/66	2,605,000	2,533,363
Wisconsin Energy Corp. (6.250% to 05/15/2017, then 3
month LIBOR + 2.113%)	6.250	05/15/67	1,210,000	1,208,488

Water Utilities 0.39%
Cia de Saneamento Basico do Estado de Sao Paulo(S)	6.250	12/16/20	1,215,000	1,218,038
Midwest Generation LLC, Series B	8.560	01/02/16	1,876,901	1,942,593
Salton Sea Funding Corp., Series F	7.475	11/30/18	756,252	802,232

U.S. Government & Agency Obligations 23.98%				$246,438,004

(Cost $246,078,266)

U.S. Government 3.33%				34,169,884

U.S. Treasury Bonds	4.250	11/15/40	25,210,000	24,177,953
U.S. Treasury Notes
	3.625	02/15/21	6,505,000	6,617,823
	2.000	01/31/16	3,390,000	3,374,108

U.S. Government Agency 20.65%				212,268,120

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru Ctf	6.500	06/01/37	257,657	287,110
30 Yr Pass Thru Ctf	6.500	10/01/37	485,766	541,293
30 Yr Pass Thru Ctf	6.500	11/01/37	923,161	1,030,706
30 Yr Pass Thru Ctf	6.500	12/01/37	445,111	495,991
30 Yr Pass Thru Ctf	6.500	12/01/37	300,373	334,708
30 Yr Pass Thru Ctf	6.500	02/01/38	225,983	252,309
30 Yr Pass Thru Ctf	6.500	03/01/38	907,558	1,011,299
30 Yr Pass Thru Ctf	6.500	04/01/38	650,222	724,547
30 Yr Pass Thru Ctf	6.500	04/01/39	5,697,920	6,349,240
30 Yr Pass Thru Ctf	6.500	04/01/39	6,061,803	6,754,718
30 Yr Pass Thru Ctf	6.500	09/01/39	785,089	874,832

9

John Hancock Bond Fund
As of February 28, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

U.S. Government Agency (continued)

30 Yr Pass Thru Ctf	5.000	07/01/35	$1,791,642	$1,884,993
30 Yr Pass Thru Ctf	4.000	09/01/40	12,812,930	12,630,913
Federal National Mortgage Association
15 Yr Pass Thru Ctf	4.500	07/01/25	5,050,000	5,293,865
15 Yr Pass Thru Ctf	4.000	06/01/24	24,230,843	24,931,745
15 Yr Pass Thru Ctf	4.000	07/01/24	12,488,850	12,850,102
30 Yr Pass Thru Ctf	6.500	09/01/37	1,018,605	1,135,518
30 Yr Pass Thru Ctf	6.500	01/01/39	17,588,066	19,606,772
30 Yr Pass Thru Ctf	6.500	03/01/39	813,431	910,734
30 Yr Pass Thru Ctf	6.500	06/01/39	6,094,587	6,820,769
30 Yr Pass Thru Ctf	5.500	09/01/34	8,896,946	9,567,772
30 Yr Pass Thru Ctf	5.500	05/01/35	13,123,977	14,113,520
30 Yr Pass Thru Ctf	5.500	12/01/36	5,701,959	6,114,065
30 Yr Pass Thru Ctf	5.000	11/01/33	2,663,099	2,806,849
30 Yr Pass Thru Ctf	5.000	09/01/40	15,130,159	15,852,299
30 Yr Pass Thru Ctf	5.000	09/01/40	15,501,583	16,241,450
30 Yr Pass Thru Ctf	4.000	03/01/39	18,346,791	18,114,829
30 Yr Pass Thru Ctf	4.000	09/01/40	1,427,661	1,409,610
30 Yr Pass Thru Ctf	4.000	10/01/40	4,496,920	4,447,793
30 Yr Pass Thru Ctf	4.000	10/01/40	6,580,141	6,496,947
30 Yr Pass Thru Ctf	4.000	10/01/40	8,557,929	8,457,753
30 Yr Pass Thru Ctf	4.000	11/01/40	3,970,791	3,923,069

Foreign Government Obligations 0.55%				$5,683,411

(Cost $5,793,012)

United Kingdom 0.55%				5,683,411

Government of United Kingdom(GBP)(D)	4.750	03/07/20	3,215,000	5,683,411

Convertible Bonds 0.33%				$3,402,075

(Cost $2,253,625)

Consumer Discretionary 0.19%				1,971,525

Media 0.19%
XM Satellite Radio, Inc.(S)	7.000	12/01/14	1,455,000	1,971,525

Industrials 0.14%				1,430,550

Airlines 0.14%
US Airways Group, Inc.	7.250	05/15/14	680,000	1,430,550

Municipal Bonds 0.10%				$983,201

(Cost $913,588)

California 0.10%				983,201

State of California	7.600	11/01/40	905,000	983,201

Term Loans (M) 0.76%				$7,779,231

(Cost $7,779,437)

Consumer Discretionary 0.67%				6,897,731

Hotels, Restaurants & Leisure 0.53%
CCM Merger, Inc.	7.000	02/01/17	800,000	809,750
Dunkin Brands, Inc.	5.250	10/25/17	700,000	704,808

10

John Hancock Bond Fund
As of February 28, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Consumer Discretionary (continued)

East Valley Tourist Development Authority	12.000	08/06/12	$822,663	$686,923
Kalispel Tribal Economic Authority	7.500	02/22/17	2,400,000	2,352,000
Sugerhouse HSP Gaming	11.250	09/23/14	900,000	914,250

Media 0.14%
Vertis, Inc.	11.750	12/31/15	1,430,000	1,430,000

Financials 0.09%				881,500

Real Estate Management & Development 0.09%
Realogy Corp.	13.500	10/16/17	800,000	881,500

Capital Preferred Securities 1.52%				$15,617,504

(Cost $15,234,290)

Financials 1.52%				15,617,504

Capital Markets 0.49%
State Street Capital Trust III (8.250% to 03/15/2011, then 3
month LIBOR + 4.990%)	8.250	- (Q)	2,075,000	2,079,420
State Street Capital Trust IV(P)	1.302	06/15/37	3,680,000	2,985,164

Commercial Banks 0.94%
Allfirst Preferred Capital Trust(P)	1.803	07/15/29	1,305,000	1,005,906
Fifth Third Capital Trust IV (6.500% to 04/15/2017 then 3
month LIBOR + 1.368%)	6.500	04/15/37	3,285,000	3,202,875
PNC Preferred Funding Trust III (8.700% to 03/15/2013 then
3 month LIBOR + 5.226%)(S)	8.700	- (Q)	3,330,000	3,575,987
Sovereign Capital Trust VI	7.908	06/13/36	1,840,000	1,909,052

Insurance 0.09%
Metlife Capital Trust X (9.250% to 04/08/2038 then 3 month
LIBOR + 5.540%)(S)	9.250	04/08/38	710,000	859,100

Collateralized Mortgage Obligations 14.14%				$145,389,129

(Cost $142,985,982)

Commercial & Residential 12.73%				130,870,481

American Home Mortgage Assets
Series 2006-6, Class A1A (P)	0.451	12/25/46	2,303,105	1,291,782
Series 2006-6, Class XP IO	2.372	12/25/46	26,945,505	1,754,724
American Tower Trust
Series 2007-1A, Class C (S)	5.615	04/15/37	2,875,000	3,050,299
Series 2007-1A, Class D (S)	5.957	04/15/37	3,175,000	3,362,610
Banc of America Commercial Mortgage, Inc.
Series 2006-2, Class AM (P)	5.776	05/10/45	2,380,000	2,551,925
Series 2006-4, Class AM	5.675	07/10/46	2,375,000	2,493,932
Series 2006-3, Class A4 (P)	5.889	07/10/44	5,260,000	5,748,877
Bear Stearns Alt-A Trust
Series 2005-3, Class B2 (P)	2.712	04/25/35	1,141,460	66,899
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-PW14, Class D (S)	5.412	12/11/38	2,480,000	919,053
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A3 (P)	5.727	03/15/49	3,350,000	3,681,133
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class C (P)	5.221	07/15/44	1,030,000	931,469

11

John Hancock Bond Fund
As of February 28, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Commercial & Residential (continued)

Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	5.814	12/10/49	$5,295,000	$5,784,731
First Horizon Alternative Mortgage Securities
Series 2004-AA5, Class B1 (P)	2.382	12/25/34	1,168,400	111,978
Global Tower Partners Acquisition Partners LLC
Series 2007-1A, Class F (S)	7.050	05/15/37	780,000	804,089
GMAC Mortgage Corp Loan Trust
Series 2004-AR2, Class 3A (P)	3.410	08/19/34	3,770,478	3,579,775
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	5.882	07/10/38	2,375,000	2,505,814
Series 2007-GG9, Class C (P)	5.554	03/10/39	1,810,000	1,333,299
Series 2007-GG9, Class A4	5.444	03/10/39	4,670,000	4,989,001
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.762	09/25/35	3,212,199	2,941,417
Series 2004-9, Class B1 (P)	3.571	08/25/34	1,643,374	717,975
Series 2006-AR1, Class 3A1 (P)	5.137	01/25/36	3,875,878	3,482,131
Harborview Mortgage Loan Trust
Series 2005-11, Class X IO	2.124	08/19/45	13,123,583	602,606
Series 2005-8, Class 1X IO	2.345	09/19/35	20,788,591	1,103,662
Series 2007-3, Class ES IO	0.349	05/19/47	89,447,931	585,884
Series 2007-4, Class ES IO	0.350	07/19/47	107,225,410	580,089
Series 2007-6, Class ES IO	0.342	08/19/37	74,266,208	467,877
IndyMac Index Mortgage Loan Trust
Series 2004-AR13, Class B1	5.296	01/25/35	1,120,391	134,590
Series 2005-AR18, Class 1X IO	2.217	10/25/36	34,114,867	1,535,169
Series 2005-AR18, Class 2X IO	1.917	10/25/36	56,083,275	2,523,747
Series 2005-AR5, Class B1 (P)	2.773	05/25/35	1,580,020	33,416
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (P)	5.875	04/15/45	3,345,000	3,561,111
Series 2007-CB18, Class A4	5.440	06/12/47	4,610,000	4,898,960
Series 2005-LDP3, Class A4B (P)	4.996	08/15/42	3,635,000	3,799,846
Series 2005-LDP4, Class B (P)	5.129	10/15/42	1,646,000	1,515,541
JPMorgan Mortgage Trust
Series 2006-A7, Class 2A5 (P)	5.738	01/25/37	2,303,910	201,053
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09/15/39	4,300,000	4,501,687
Series 2006-C4, Class A4 (P)	5.883	06/15/38	3,950,000	4,351,595
Series 2007-C2, Class A3	5.430	02/15/40	4,910,000	5,239,948
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4 (P)	5.904	06/12/46	4,535,000	5,005,834
MLCC Mortgage Investors, Inc.
Series 2006-3, Class 2A1 (P)	6.000	10/25/36	3,518,151	3,289,028
Series 2007-3, Class M1 (P)	5.511	09/25/37	1,231,227	705,866
Series 2007-3, Class M2 (P)	5.511	09/25/37	460,238	228,991
Series 2007-3, Class M3 (P)	5.511	09/25/37	326,496	146,046
Morgan Stanley Capital I
Series 2007-IQ13, Class A4	5.364	03/15/44	4,605,000	4,806,777
Series 2008-HQ8, Class AM (P)	5.436	03/12/44	4,130,000	4,397,463
Provident Funding Mortgage Loan Trust
Series 2005-1, Class B1 (P)	2.850	05/25/35	1,517,709	352,137
Residential Accredit Loans, Inc.
Series 2005-QO4, Class X IO	2.394	12/25/45	34,961,352	1,785,892
Structured Asset Securities Corp.
Series 2003-6A, Class B1 (P)	2.927	03/25/33	1,968,813	1,396,095

12

John Hancock Bond Fund
As of February 28, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Commercial & Residential (continued)

Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.946	03/25/44	$3,578,182	$3,352,166
WaMu Mortgage Pass Through Certificates
Series 2005-AR1, Class X IO	1.582	01/25/45	45,945,853	2,058,471
Series 2005-AR12, Class 1A2 (P)	2.722	10/25/35	1,260,960	1,234,312
Series 2005-AR13, Class X IO	1.561	10/25/45	123,078,432	6,124,383
Series 2005-AR19, Class B1 (P)	0.961	12/25/45	2,275,743	295,355
Series 2005-AR8, Class X IO	1.710	07/25/45	32,735,622	1,678,768
Series 2006-AR4, Class 1A1B (P)	1.263	05/25/46	2,253,078	1,382,730
Series 2005-AR13, Class B1 (P)	0.861	10/25/45	3,900,617	686,431
Series 2005-AR6, Class B1 (P)	0.861	04/25/45	4,361,765	729,453
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1 (P)	5.089	04/25/35	2,697,745	2,588,761
Series 2006-AR15, Class A3 (P)	5.426	10/25/36	2,829,109	885,828

U.S. Government Agency 1.41%				14,518,648

Federal Home Loan Mortgage Corp.
Series 3581, Class IO	6.000	10/15/39	3,002,458	571,346
Series 3623, Class LI IO	4.500	01/15/25	2,949,270	327,570
Series 3630, Class BI IO	4.000	05/15/27	1,898,693	212,572
Series 3794, Class PI IO	4.500	02/15/38	4,027,140	732,596
Federal National Mortgage Association
Series 2009-109, Class IW IO	4.500	04/25/38	4,442,519	756,642
Series 2009-47, Class EI IO	5.000	08/25/19	4,078,992	437,222
Series 2009-50, Class GI IO	5.000	05/25/39	7,445,148	1,185,141
Series 2009-78, Class IB IO	5.000	06/25/39	10,601,934	1,571,982
Series 2010-14, Class AI IO	4.000	08/25/27	5,627,939	625,311
Series 2010-36, Class BI IO	4.000	03/25/28	5,729,273	665,064
Series 398, Class C3 IO	4.500	05/25/39	5,992,771	1,366,257
Series 401, Class C2 IO	4.500	06/25/39	3,969,354	810,890
Series 402, Class 3 IO	4.000	11/25/39	4,494,196	1,000,205
Series 402, Class 4 IO	4.000	10/25/39	7,916,325	1,684,081
Series 402, Class 7 IO	4.500	11/25/39	7,261,785	1,625,457
Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04/20/39	7,046,079	946,312

Asset Backed Securities 4.05%				$41,595,389

(Cost $40,233,752)

Aegis Asset Backed Securities Trust
Series 2004-3, Class A1 (P)	0.621	09/25/34	1,597,882	1,424,338
Asset Backed Funding Certificates
Series 2005-HE1, Class M1 (P)	0.681	03/25/35	1,652,918	1,452,958
Bayview Financial Acquisition Trust
Series 2006-A, Class 2A3 (P)	0.611	02/28/41	1,871,905	1,611,409
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P) (S)	0.501	07/25/36	2,632,435	2,280,656
Carrington Mortgage Loan Trust
Series 2006-NC4, Class A5 (P)	0.321	10/25/36	723,819	589,631
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A-5	8.100	08/15/25	175,193	173,556
Countrywide Asset-Backed Certificates
Series 2006-3, Class 2A2 (P)	0.441	06/25/36	3,054,803	2,676,924

13

John Hancock Bond Fund
As of February 28, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Asset Backed Securities (continued)

Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB2, Class M1 (P)	0.701	04/25/36	$3,073,905	$2,851,726
Dominos Pizza Master Issuer LLC
Series 2007-1, Class M1 (S)	7.629	04/25/37	3,715,000	3,831,094
Series 2007-1, Class A2 (S)	5.261	04/25/37	3,180,000	3,275,400
Hertz Vehicle Financing LLC
Series 2009-2A, Class A2 (S)	5.290	03/25/16	3,090,000	3,391,399
Leaf II Receivables Funding LLC
Series 2011-1, Class A (S)	1.700	12/20/18	2,314,472	2,253,100
Merrill Lynch Mortgage Investors, Inc.
Series 2005-HE2, Class A2C (P)	0.631	09/25/36	2,615,000	2,374,449
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.711	03/25/35	1,495,000	1,174,521
Novastar Home Equity Loan
Series 2004-4, Class M3 (P)	1.341	03/25/35	2,720,000	2,514,888
Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	0.891	02/25/35	2,430,000	2,219,919
Series 2005-WCH1, Class M2 (P)	0.781	01/25/36	3,450,000	3,198,747
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3	4.499	08/25/35	399,873	398,871
Series 2005-2, Class AF4	4.934	08/25/35	2,365,000	2,017,603
Residential Asset Securities Corp.
Series 2005-KS4, Class M1 (P)	0.671	05/25/35	2,010,000	1,884,200

			Shares	Value

Preferred Securities 0.84%				$8,679,399

(Cost $8,299,870)

Consumer Discretionary 0.16%				1,707,610

Hotels, Restaurants & Leisure 0.18%
Greektown Superholdings, Inc., Series A (I)			17,280	1,707,610

Consumer Staples 0.18%				1,870,172

Food & Staples Retailing 0.18%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)			23,250	1,870,172

Energy 0.13%				1,295,711

Oil, Gas & Consumable Fuels 0.13%
Apache Corp., Series D, 6.000% (L)			19,021	1,295,711

Financials 0.27%				2,761,442

Diversified Financial Services 0.27%
Bank of America Corp., Series MER, 8.625%			89,220	2,328,642
Citigroup Capital XIII (7.875% to 10/30/2015, then 3 month LIBOR +
6.370%)			16,000	432,800

Telecommunication Services 0.10%				1,044,464

Wireless Telecommunication Services 0.10%
Telephone & Data Systems, Inc., Series A, 7.600%			41,218	1,044,464

14

John Hancock Bond Fund
As of February 28, 2011 (Unaudited)

			Shares	Value
Common Stocks 0.01%				$87,456

(Cost $97,862)

Consumer Discretionary 0.01%				87,456

Greektown Superholdings, Inc. (I)			885	87,456

		Yield	Shares	Value
Securities Lending Collateral 0.12%				$1,241,649

(Cost $1,241,828)

John Hancock Collateral Investment Trust (W)	0.2855% (Y)		124,073	1,241,649

		Maturity	Par value
	Yield*	date		Value
Short-Term Investments 0.94%				$9,700,000

(Cost $9,700,000)

Short-Term Securities 0.94%				9,700,000

Federal Home Loan Bank Discount Notes	0.070%	03/01/11	$9,700,000	9,700,000

Total investments (Cost $983,268,269)† 99.24%			$1,020,033,683

Other assets and liabilities, net 0.76%				$7,789,491

Total net assets 100.00%			$1,027,823,174

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

ADR American Depositary Receipts

BRL Brazilian Real

CAD Canadian Dollar

IO Interest Only Security - Interest Tranche of Stripped Mortgage Pool

LIBOR London Interbank Offered Rate

PIK Payment-in-kind

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of February 28, 2011.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $209,816,326 or 20.41% of the Fund's net assets as of February 28, 2011.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of February 28, 2011.

* Yield represents the annualized yeild at the date of purchase.

15

John Hancock Bond Fund
As of February 28, 2011 (Unaudited)

† At February 28, 2011, the aggregate cost of investment securities for federal income tax purposes was $984,455,534. Net unrealized appreciation aggregated $35,578,149, of which $66,782,337 related to appreciated investment securities and $31,204,188 related to depreciated investment securities.

16

Note to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of February 28, 2011, by major security category or type:

			Level 2	Level 3
			Significant	Significant
	Total Market	Level 1 Quoted	Observable	Unobservable
	Value at 2-28-11	Price	Inputs	Inputs

Corporate Bonds	$533,437,235	-	$531,746,307	$1,690,928
U.S. Government & Agency
Obligations	246,438,004	-	246,438,004	-
Foreign Government Obligations	5,683,411	-	5,683,411	-
Convertible Bonds	3,402,075	-	3,402,075	-
Municipal Bonds	983,201	-	983,201	-
Term Loans	7,779,231	-	7,779,231	-
Capital Preferred Securities	15,617,504	-	15,617,504	-
Collateralized Mortgage Obligations	145,389,129	-	140,744,329	4,644,800
Asset Backed Securities	41,595,389	-	41,595,389	-

Preferred Securities	8,679,399	$5,101,617	1,870,172	1,707,610
Common Stocks	87,456	-	-	87,456
Securities Lending Collateral	1,241,649	1,241,649	-	-
Short-Term Investments	9,700,000	-	9,700,000	-

Total investments in Securities	$1,020,033,683	$6,343,266	$1,005,559,623	$8,130,794
Futures	$4,224	$4,224	-	-
Forwards	($137,081)	-	($137,081)	-

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the nine months ended February 28, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

17

		Collateral
	Corporate	Mortgage	Preferred	Common
	Bonds	Obligations	Securities	Stocks	Total

Balance as of 5-31-10	$514,250	$6,213,054	-	-	$6,727,304
Accrued discounts/premiums	1,107	-	-	-	1,107
Realized gain (loss)	1,573	-	-	-	1,573
Change in unrealized appreciation (depreciation)	(64,529)	714,953	($46,509)	($10,406)	593,509
Net purchases (sales)	588,927	(1,386,584)	1,754,119	97,862	1,054,324
Net transfers in and/or out of Level 3	649,600	(896,623)	-	-	(247,023)

Balance as of 2-28-11	$1,690,928	$4,644,800	$1,707,610	$87,456	$8,130,794
Change in unrealized at period end*	($64,529)	$714,953	($46,509)	($10,406)	$593,509

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

Stripped securities. Stripped mortgage backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully receive its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk

18

such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the Fund’s initial investment. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

During the nine months ended February 28, 2011, the Fund used futures contracts to manage the duration of the portfolio. The following table summarizes the contracts held at February 28, 2011. During the nine months ended February 28, 2011, the Fund held futures contracts with notional absolute values ranging from $21.9 million to $23.1 million, as measured at each quarter end.

					UNREALIZED
	NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

U.S. Treasury 30-Year Bond
Futures	50	Long	Jun 2011	$6,017,188	$54,546
U.S. Treasury 5-Year Note
Futures	136	Short	Jun 2011	(15,903,500)	(50,322)

Total					$4,224

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the fund’s unrealized appreciation (depreciation) at February 28, 2011.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the nine months ended February 28, 2011, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates. The following table summarizes the contracts held at February 28, 2011. During the nine months ended February 28, 2011, the Fund held forward foreign currency contracts with USD notional absolute values ranging from $0 to $5.8 million, as measured at each quarter end.

PRINCIPAL
	PRINCIPAL	AMOUNT
	AMOUNT	COVERED
	COVERED	BY
	BY	CONTRACT		SETTLEMENT	UNREALIZED
CURRENCY	CONTRACT	(USD)	COUNTERPARTY	DATE	DEPRECATION

SELLS

GBP	3,678,834	$5,841,989	Royal Bank of Scotland PLC	3-31-11	($137,081)

Currency abbreviation

GBP Pound Sterling

19

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at February 28, 2011 by risk category:

		ASSET	LIABILITY
	FINANCIAL INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LOCATION	FAIR VALUE	FAIR VALUE

Interest rate contracts	Futures	$54,546	($50,322)
Foreign exchange contracts	Forward foreign currency contracts	-	(137,081)

Total		$54,546	($187,403)

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

20

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Bond Fund.

210Q3 2/11
4/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: April 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: April 19, 2011

By: /s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: April 19, 2011